Trade Payables	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade Payables
16.	Trade Payables

	12/31/2018	12/31/2017
Domestic suppliers	2,079,010	1,973,668
Domestic suppliers—agreement (i)	73,169	—
Foreign suppliers	472,597	181,830
Foreign suppliers—agreement (i)	106,901	—

	2,731,677	2,155,498

(i)

Suppliers – agreement: some subsidiaries of the Company entered into an agreement with a financial institution, which consists of the anticipation of receipt of the trade payables by the supplier, in which the financial institution prepay a certain amount from the supplier, and receives on the maturity date the amount payable by the subsidiaries of the Company. The decision to join this transaction is solely and exclusively of the supplier. The agreement does not substantially change the main characteristics of the commercial conditions previously established between the subsidiaries of the Company and the suppliers. These transaction are presented in operating activities in the statements of cash flow.

Some Company’s subsidiaries acquire oil based fuels and LPG from Petrobras and its subsidiaries and ethylene from Braskem S.A. These suppliers control almost all of the markets for these products in Brazil.